Risks Arising from Financial Instruments - Summary of Carrying Amount of Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Gross	$ 19,679	$ 22,643
Debt Securities [Member]
Disclosure of credit risk exposure [line items]
Gross	1,304	5,659
Available for sale [member]
Disclosure of credit risk exposure [line items]
Gross	76	58
Held-to-maturity investments, category [member]
Disclosure of credit risk exposure [line items]
Gross	24	24
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	4,723	4,197
Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Gross	209	200
Loans to customers [member]
Disclosure of credit risk exposure [line items]
Gross	179	100
Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	2,209	2,709
Derivatives [member]
Disclosure of credit risk exposure [line items]
Gross	483	1,117
Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Gross	10,472	8,579
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Gross	19,997	22,961
Gross carrying amount [member] | Debt Securities [Member]
Disclosure of credit risk exposure [line items]
Gross	1,304	5,659
Gross carrying amount [member] | Available for sale [member]
Disclosure of credit risk exposure [line items]
Gross	83	65
Gross carrying amount [member] | Held-to-maturity investments, category [member]
Disclosure of credit risk exposure [line items]
Gross	24	24
Gross carrying amount [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	4,917	4,399
Gross carrying amount [member] | Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Gross	209	200
Gross carrying amount [member] | Loans to customers [member]
Disclosure of credit risk exposure [line items]
Gross	179	100
Gross carrying amount [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	2,326	2,818
Gross carrying amount [member] | Derivatives [member]
Disclosure of credit risk exposure [line items]
Gross	483
Gross carrying amount [member] | Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Gross	10,472	8,579
Impairment losses [member]
Disclosure of credit risk exposure [line items]
Gross	(318)	(318)
Impairment losses [member] | Available for sale [member]
Disclosure of credit risk exposure [line items]
Gross	(7)	(7)
Impairment losses [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	(194)	(202)
Impairment losses [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	$ (117)	$ (109)